CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 564,267	$ 101,182	$ 168,003
Marketable securities	94,817	94,776	184,800
Accounts receivable		8,774	339,735
Notes receivable			115,000
Inventory	377,663	961,236	632,986
Deposits in escrow	90,000	400,476
Prepaid insurance	370,366	31,491	0
Prepaid expenses and other current assets	153,159	34,729	89,241
Total current assets	1,650,272	1,632,664	1,529,765
Property and equipment, net of accumulated depreciation	115,722	158,318	140,658
Assets held for resale	399,594	399,594	0
Intangible assets, net of accumulated amortization	683,069	709,153	682,429
Note receivable, net of allowance	0	0
Goodwill	1,260,037	1,260,037	1,090,037
Deferred Costs	299,018
Deposits and other assets	172,212	104,726	98,726
Total assets	4,579,924	4,264,492	4,741,615
Investments, at cost			1,200,000
Current liabilities
Accounts payable	2,799,533	1,713,627	305,934
Accrued interest payable	247,930	372,937
Accrued expenses	122,362	610,497	142,380
Accrued settlement and severance expenses	1,004,486
Deferred revenue, current	196,884	204,091	683,621
Notes payable	249,000	261,434	75,000
Related party notes payable	474,888	678,877	111,794
Convertible notes payable, net of discount	4,655,701	2,524,427
Convertible notes payable, related parties	150,000
Derivative Liability	2,047,673	3,691,853
Customer deposits	1,214,808	1,525,808	785,861
Total current liabilities	13,163,265	11,583,551	2,104,590
Deferred revenue, less current portion	524,418	568,515
Deferred tax liability	160,000	160,000
Total liabilities	$ 13,847,683	$ 12,312,066	$ 2,104,590
Commitments and Contingencies
Stockholders' Equity/(Deficit)
Preferred stock	$ 3,000	$ 3,000	$ 3,000
Common stock	44,274	30,497	29,526
Additional paid-in capital	29,909,695	15,315,110	8,156,358
Treasury stock	(1,209,600)	(1,209,600)
Accumulated deficit	(37,906,780)	(22,078,193)	(5,536,859)
Accumulated other comprehensive loss	(108,348)	(108,388)
Total stockholders' deficit	(9,267,759)	(8,047,574)	2,637,025
Common stock subscribed			(15,000)
Total liabilities and stockholders' deficit	$ 4,579,924	4,264,492	$ 4,741,615
As Originally Presented [Member]
Current assets
Prepaid expenses and other current assets		$ 66,220